Regulatory Matters	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Regulatory Matters

23. REGULATORY MATTERS

The Company is subject to risk-based capital guidelines adopted by the FRB for bank holding companies. The Bank is also subject to similar capital requirements adopted by the OCC. Under the requirements the federal bank regulatory agencies have established quantitative measures to ensure that minimum thresholds for Total Capital, Tier 1 Capital and Leverage (Tier 1 Capital divided by average assets) ratios (set forth in the table below) are maintained. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets and certain off-balance sheet items as calculated under regulatory practices.

The Company’s and Bank’s capital amounts and classifications are also subject to qualitative judgments by the federal bank regulators about components, risk weightings and other factors. The Company’s and the Bank’s risk-based capital ratios have been computed in accordance with regulatory practices. The Company and the Bank were in compliance with these regulatory capital requirements of the FRB and the OCC as of December 31, 2012. As discussed below and elsewhere herein, additional capital requirements have been imposed on the Bank by the OCC, which the Bank was also in full compliance with as of December 31, 2013.

On April 15, 2010, the Bank entered into the OCC Agreement which contained requirements to develop and implement a profitability and capital plan that provides for the maintenance of adequate capital to support the Bank’s risk profile in the current economic environment. The capital plan was also required to contain a dividend policy allowing dividends only if the Bank is in compliance with the capital plan, and obtains prior approval from the OCC. During the second quarter of 2010, the Company delivered its profit and capital plans to the OCC. Updated profit and capital plans were subsequently submitted as required.

The Bank also agreed to: (a) implement a program to protect the Bank’s interest in criticized or classified assets, (b) review and revise the Bank’s loan review program; (c) implement a program for the maintenance of an adequate allowance for loan losses; and (d) revise the Bank’s credit administration policies. During the second quarter of 2010, the Company revised and implemented changes to policies and procedures pursuant to the OCC Agreement and must continue to implement such changes. As noted earlier in this section, the Bank also agreed that its brokered deposits will not exceed 3.5% of its total liabilities unless approved by the OCC. Effective October 18, 2012, the OCC approved an increase of this limit to 6.0%. Management does not expect that this restriction will limit its access to liquidity as the Bank does not rely on brokered deposits as a major source of funding. As of December 31, 2013, the Bank’s brokered deposits represented 3.8% of its total liabilities.

In addition, the Company is required to seek the prior approval of the Federal Reserve Bank of Philadelphia (the “Federal Reserve Bank”) before paying interest, principal or other sums on trust preferred securities or any related subordinated debentures, declaring or paying cash dividends or taking dividends from the Bank, repurchasing outstanding stock or incurring indebtedness. The Company is also required to take certain remedial steps and submit plans and progress reports to the Federal Reserve Bank.

The Bank is also subject to individual minimum capital ratios established by the OCC requiring the Bank to continue to maintain a Leverage ratio at least equal to 8.50% of adjusted total assets, to continue to maintain a Tier 1 Capital ratio at least equal to 9.50% of risk-weighted assets and to maintain a Total Capital ratio at least equal to 11.50% of risk-weighted assets. At December 31, 2013, the Bank met all of the three capital ratios established by the OCC as its Leverage ratio was 9.02%, its Tier 1 Capital ratio was 12.40%, and its Total Capital ratio was 13.65%.

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2013 and 2012.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$332,295	14.41%	$184,494	8.00%	N/A
Sun National Bank	314,107	13.65	184,070	8.00	$230,088	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	284,781	12.34	92,247	4.00	N/A
Sun National Bank	284,257	12.40	92,035	4.00	138,053	6.00
Leverage Ratio:
Sun Bancorp, Inc.	284,781	8.99	126,682	4.00	N/A
Sun National Bank	285,257	9.02	126,479	4.00	158,099	5.00
December 31, 2012
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$340,111	13.72%	$198,340	8.00%	N/A
Sun National Bank	322,041	13.02	197,964	8.00	$247,455	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	293,008	11.82	99,170	4.00	N/A
Sun National Bank	290,922	11.76	98,982	4.00	148,473	6.00
Leverage Ratio:
Sun Bancorp, Inc.	293,008	9.30	126,080	4.00	N/A
Sun National Bank	290,922	9.24	125,902	4.00	157,377	5.00

(1)	Not applicable for bank holding companies.

At December 31, 2013 and 2012, although the Company and the Bank exceeded the required ratios for classification as “well capitalized,” due to the fact that it was subject to the OCC Agreement, it cannot be deemed “well capitalized.”

The ability of the Bank to pay dividends to the Company is controlled by certain regulatory restrictions. Generally, dividends declared in a given year by a national bank are limited to its net profit, as defined by regulatory agencies, for that year, combined with its retained net income for the preceding two years, less any required transfer to surplus or to fund for the retirement of any preferred stock. In addition, a national bank may not pay any dividends in an amount greater than its undivided profits and a national bank may not declare any dividends if such declaration would leave the bank inadequately capitalized. Therefore, the ability of the Bank to declare dividends will depend on its future net income and capital requirements. Also, banking regulators have indicated that national banks should generally pay dividends only out of current operating earnings. Following this guidance, the Bank would not be able to pay a dividend to the Company at December 31, 2013. Moreover, per the OCC Agreement and the Federal Reserve Bank requirements referenced above, a dividend may only be declared if it is in accordance with the approved capital plan, the Bank remains in compliance with the capital plan following the payment of the dividend and the dividend is approved by the OCC and the Federal Reserve Bank.

The Bank’s deposits are insured to applicable limits by the FDIC. Pursuant to the Dodd-Frank Act, the Federal Deposit Insurance Act was amended to increase the maximum deposit insurance amount from $100,000 to $250,000.

In November 2009, instead of imposing additional special assessments, the FDIC amended the assessment regulations to require all insured depository institutions to prepay their estimated risk-based assessments for the fourth quarter of 2009, and for all of 2010, 2011, and 2012 on December 30, 2009. For purposes of estimating the future assessments, each institution’s base assessment rate in effect on September 30, 2009 was used, assuming a five percent annual growth rate in the assessment base and a three basis point increase in the assessment rate in 2011 and 2010. The prepaid assessment will be applied against actual quarterly assessments until exhausted. Any funds remaining after June 30, 2013 will be returned to the institution. If the prepayment would impair an institution’s liquidity or otherwise create significant hardship, it was able to apply for an exemption. Requiring this prepaid assessment did not preclude the FDIC from changing assessment rates or from further revising the risk-based assessment system. On December 31, 2009, the Company paid the FDIC prepaid assessment of $18.3 million. The remaining prepaid assessment of $1.6 million was refunded during the second quarter of 2013. FDIC assessment expense of $4.3 million was recognized during the year ended December 31, 2013.

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the FRB. In March 2005, the FRB amended its risk-based capital standards to expressly allow the continued limited inclusion of outstanding and prospective issuances of capital securities in a bank holding company’s Tier 1 capital, subject to tightened quantitative limits. The FRB’s amended rule was to become effective March 31, 2009, and would have limited capital securities and other restricted core capital elements to 25% of all core capital elements, net of goodwill less any associated deferred tax liability. On March 16, 2009, the FRB extended for two years the ability for bank holding companies to include restricted core capital elements as Tier 1 capital up to 25% of all core capital elements, including goodwill. The portion that exceeds the 25% capital limitation qualifies as Tier 2, or supplementary capital of the Company. At December 31, 2013, $71.3 million in capital securities qualified as Tier 1 capital.

On December 10, 2013, the Federal Reserve Bank, the OCC, the FDIC, the Commodity Futures Trading Commission (“CFTC”) and the SEC issued final rules to implement the Volcker Rule contained in section 619 of the Dodd-Frank Act, generally to become effective on July 21, 2015. The Volcker Rule prohibits an insured depository institution and its affiliates (referred to as “banking entities”) from: (i) engaging in “proprietary trading” and (ii) investing in or sponsoring certain types of funds (“covered funds”) subject to certain limited exceptions. These prohibitions impact the ability of U.S. banking entities to provide investment management products and services that are competitive with nonbanking firms generally and with non-U.S. banking organizations in overseas markets. The rule also effectively prohibits short-term trading strategies by any U.S. banking entity if those strategies involve instruments other than those specifically permitted for trading.

The final Volcker Rule regulations do provide certain exemptions allowing banking entities to continue underwriting, market-making and hedging activities and trading certain government obligations, as well as various exemptions and exclusions from the definition of “covered funds.” The level of required compliance activity depends on the size of the banking entity and the extent of its trading.

On January 14, 2014, the five federal agencies approved an interim final rule to permit banking entities to retain interests in certain collateralized debt obligations backed primarily by trust preferred securities from the investment prohibitions of the Volcker Rule. Under the interim final rule, the agencies permit the retention of an interest in or sponsorship of covered funds by banking entities if certain qualifications are met. In addition, the agencies released a non-exclusive list of issuers that meet the requirements of the interim final rule. At December 31, 2013, the Company had an investment in one pool of trust preferred securities with an amortized cost of $8.8 million and estimated fair value of $5.4 million. This pool was included in the list of non-exclusive issuers that meet requirements of the interim final rule release by the agencies.

At December 31, 2013, the Company had 11 collateralized loan obligation securities with an amortized cost of $73.9 million and an estimated fair value of $73.2 million. These securities are subject to the provisions of the Volcker Rule. However, a final determination has yet to be made on whether banks will be required to divest these investments. Discussion has been ongoing among the regulators, Congress and the investors in collateralized loan obligations. Based on the current status of these discussions and through the Company’s communication with its investment advisors, the Company’s management believes it will either be able to hold these collateralized loan obligation investments in its portfolio or have them modified such that the perceived risk will be adequately eliminated.